Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Related parties, description	Related parties include the directors, executive officers, director nominees or greater than 5% shareholders, and their respective immediate family members.
Notes payable due to affiliate
Interest expense incurred		34,700,000
Amount outstanding to affiliate
Repayments of non-interest bearing promissory note		335,000,000
Amount paid to acquire finished lots	28,800,000
Brookfield Asset Management Inc. [Member]
Related Party Transaction [Line Items]
Amount paid to acquire tax attributes	33,300,000	25,600,000
Repayments of non-interest bearing promissory note	25,600,000
Brookfield Asset Management Inc. [Member] | Unsecured Revolving Operating Facility [Member]
Related Party Transaction [Line Items]
Interest expense incurred		11,700,000
Amount outstanding to affiliate
Brookfield Asset Management Inc. [Member] | Canadian Tax Credits [Member]
Related Party Transaction [Line Items]
Payment to Canadian tax credits	$ 17,700,000	$ 39,800,000